UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 64.3%
Consumer Discretionary — 1.4%
		Hotels — 1.4%
1		Hyatt Hotels Corp., Class A (a)	38

Financials — 62.9%
		Diversified — 3.2%
2		Colonial Properties Trust	35
1		Vornado Realty Trust	53

			88

		Health Care — 9.6%
3		HCP, Inc.	114
1		Health Care REIT, Inc.	49
2		Ventas, Inc.	104

			267

		Hotels — 3.1%
8		Host Hotels & Resorts, Inc.	85

		Industrial — 4.3%
5		ProLogis, Inc.	120

		Multifamily — 13.4%
3		Apartment Investment & Management Co., Class A	70
1		AvalonBay Communities, Inc.	74
1		BRE Properties, Inc.	34
1		Camden Property Trust	33
2		Equity Residential	125
2		UDR, Inc.	34

			370

		Office — 14.0%
2		BioMed Realty Trust, Inc.	36
1		Boston Properties, Inc.	53
4		Brandywine Realty Trust	33
2		CommonWealth REIT	37
2		Corporate Office Properties Trust	44
2		Mack-Cali Realty Corp.	52
3		Piedmont Office Realty Trust, Inc., Class A	53
1		SL Green Realty Corp.	80

			388

		Regional Malls — 8.1%
5		General Growth Properties, Inc.	59
1		Macerich Co. (The)	34
1		Simon Property Group, Inc.	132

			225

		Shopping Centers — 3.6%
–	(h)	Federal Realty Investment Trust	33
2		Kimco Realty Corp.	37
1		Regency Centers Corp.	30

			100

		Storage — 3.6%
2		Extra Space Storage, Inc.	44
1		Public Storage	55

			99

		Total Financials	1,742

		Total Common Stocks (Cost $2,006)	1,780

Convertible Bond — 5.0%
Financials — 5.0%
		Office — 5.0%
149		Corporate Office Properties LP, 4.250%, 04/15/30 (e) (Cost $142)	139

Corporate Bonds — 8.0%
Financials — 8.0%
		Industrial — 2.6%
78		ProLogis LP, 4.500%, 08/15/17	73

		Real Estate Management & Development — 2.8%
71		Colonial Realty LP, 6.250%, 06/15/14	75

		Shopping Centers — 2.6%
70		Equity One, Inc., 6.000%, 09/15/16	73

		Total Corporate Bonds (Cost $226)	221

Preferred Stocks — 19.9%
Financials — 19.9%
		Hotels — 2.2%
3		Sunstone Hotel Investors, Inc., Series D, 8.000%, 04/06/16 (x)	60

		Multifamily — 5.8%
4		Apartment Investment & Management Co., Series U, 7.750%, 11/21/11 (x)	99

3		Equity Lifestyle Properties, Inc., Series A, 8.034%, 11/21/11 (x)	62

			161

		Office — 9.7%
3		Hudson Pacific Properties, Inc., Series B, 8.375%, 12/10/15 (x)	82

3		Kilroy Realty Corp., Series E, 7.800%, 11/21/11 (a) (x)	63

3		Parkway Properties, Inc., Series D, 8.000%, 11/21/11 (x)	62

3		SL Green Realty Corp., Series C, 7.625%, 11/21/11 (x)	62

			269

		Regional Malls — 2.2%
3		CBL & Associates Properties, Inc., Series C, 7.750%, 11/21/11 (x)	60

		Total Preferred Stocks (Cost $555)	550

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.2%
	Investment Company — 2.2%
61	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070%, (b) (l) (Cost $61)	61

	Total Investments — 99.4% (Cost $2,990)	2,751
	Other Assets in Excess of Liabilities — 0.6%	17

	NET ASSETS — 100.0%	$2,768

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of September 30, 2011.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2011.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3
Aggregate gross unrealized depreciation	(242)

Net unrealized appreciation/depreciation	$(239)

Federal income tax cost of investments	$2,990

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,841	$910	$—	$2,751

There were no significant transfers into and out of Levels 1 and 2 during the three months ended September 31, 2010.

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Level 2 consists of a convertible bond, corporate bonds, and preferred stocks. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 28, 2011